Income taxes - Summary of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current tax expense	$ 32,341	$ 39,232
Deferred tax recovery	(118,839)	(19,849)
Income tax expense (recovery)	$ (86,498)	$ 19,383